Stock-Based Compensation - Restricted Stock Unit Compensation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employees And Non-Employee Members Of Board Of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Compensation expense not yet recognized					$ 20,263
Weighted average period of compensation expense not yet recognized					2 years 3 months 29 days
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Compensation expense	$ 353	$ 500	$ 2,285	$ 1,693
Restricted Stock Units | Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Compensation expense		90	249	385
Restricted Stock Units | General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Compensation expense	$ 353	$ 410	$ 2,036	$ 1,308
Restricted Stock Units | Director [Member] | General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Compensation expense					$ 501	$ 628	$ 565
Restricted Stock Units | Employees [Member] | Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Compensation expense					476	765	1,201
Restricted Stock Units | Employees [Member] | General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Compensation expense					$ 1,146	$ 2,693	$ 2,324